Accounts Receivables	12 Months Ended
Oct. 31, 2023
Accounts Receivables [Abstract]
ACCOUNTS RECEIVABLES

NOTE 4 – ACCOUNTS RECEIVABLES

Accounts receivables, net is comprised of the following:

	October 31,	October 31,
	2023	2022
Accounts receivables	50,874	45,100
Allowance for doubtful accounts	(41,697)	(5,753)
Total, net	9,177	39,347

	October 31,	October 31,
	2023	2022
Accounts receivables-related parties	513,914	354,857
Allowance for doubtful accounts	(355,717)	(139,911)
Total, net	158,197	214,946

The following is a summary of the activity in the allowance for doubtful accounts:

	October 31,	October 31,
	2023	2022
Balance at beginning of year	145,664	18,458
Provision	261,301	143,003
Charge-offs		-
Recoveries		-
Effect of translation adjustment	(9,551)	(15,797)
Balance at end	397,414	145,664

Bad debt expense (recoveries) was $261,301, $143,003 and $(37,591) for the years ended October 31, 2023, 2022 and 2021, respectively.